Other Equity Details of other equity (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2017 KRW (₩)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 KRW (₩)	Dec. 31, 2015 KRW (₩)	Dec. 31, 2014 KRW (₩)
Accumulated other comprehensive income [Abstract]
Gain on valuation of AFS financial assets	₩ 301,930		₩ 386,981
Share of other comprehensive loss of joint ventures and associates	(1,251)		(1,863)
Loss on foreign currencies translation of foreign operations	(242,700)		(48,353)
Remeasurement of the net defined benefit liability	(152,624)		(163,397)
Gain on valuation of cash flow hedges	777
Equity related to assets held for sale	4,145
Sub-total	(89,723)		173,368	₩ 102,020	₩ 66,306
Treasury shares	(34,113)		(34,113)
Other capital adjustments	(1,815,438)		(1,607,280)
Total	₩ (1,939,274)	$ (1,816,787)	₩ (1,468,025)